12. Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of convertible debt

The following tables set forth the components of the Company’s convertible notes as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
10% Unsecured Convertible Redeemable Notes – Variable Conversion Price	$152,860	$100,000
10% Secured Convertible Notes with Original Issuance Discounts (OID Notes)	253,249	664,473
12% Senior Secured Convertible Notes (Newbridge)	131,428	289,143
12% Senior Secured Convertible Notes (Original TDH Notes)	933,678	4,000,000
12% Senior Secured Convertible Notes (TDH Secured Notes)	1,773,722	505,000
12% Senior Secured Convertible Notes (Additional Secured Notes)	265,208	—
Loan discounts	(327,234)	(224,958)
Total convertible notes, net	3,182,911	5,333,658
Less: current portion of convertible notes, net	(1,908,168)	(4,828,658)
Convertible notes, net	$1,274,743	$505,000

The following tables set forth the components of the Company’s convertible notes as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
0.68% Unsecured Convertible Redeemable Note (TeleMate)	$–	$1,000,000
10% Unsecured Convertible Redeemable Note – Variable Conversion Price	100,000	–
10% Senior Secured Convertible Notes	4,000,000	–
12% Senior Secured Convertible Notes (TDH Secured Notes)	505,000	–
12% Senior Secured Convertible Notes (Newbridge)	289,143	552,000
10% Secured Convertible Notes with Original Issuance Discounts	664,473	2,270,708
Loan discounts	(224,958)	(735,871)
Less: current portion	(4,828,658)	(676,223)
Total convertible notes, net	$505,000	$2,410,614

Schedule of secured promissory notes

The following tables set forth the components of the Company’s senior, secured promissory notes at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Principal value of promissory notes	$–	$4,000,000
Loan discounts	–	(171,182)
Total promissory notes, net	$–	$3,828,818

Schedule of future debt maturity payments

The principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

2020	$707,917
2021	$1,365,570
2022	$544,701
2023	$613,782
2024	$210,666

The principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

2020	$4,827,643
2021	$417,663
2022	$128,924
2023	$145,275
2024 and thereafter	$39,111